Distribution Date:	01/18/22	JPMBB Commercial Mortgage Securities Trust 2015-C28
Determination Date:	01/11/22
Next Distribution Date:	02/17/22
Record Date:	12/31/21	Commercial Mortgage Pass-Through Certificates
Series 2015-C28

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners,LLC
Bond / Collateral Reconciliation - Balances	8		Job Warshaw		jwarshaw@lnrpartners.com
Current Mortgage Loan and Property Stratification	9-13		1601 Washington Avenue, Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 1)	14-16	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-19		Don Simon	(203) 660-6100
Principal Prepayment Detail	20		375 North French Road, Suite 100 | Amherst, NY 14228
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	24
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	25		CMBS Trustee	(302) 636-4140
Modified Loan Detail	26		1100 North Market Street | Wilmington, DE 19890
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class (3)	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46644FAA9	1.445100%	35,258,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46644FAB7	2.773300%	163,954,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46644FAC5	2.912400%	150,000,000.00	136,139,376.22	0.00	330,410.27	0.00	0.00	330,410.27	136,139,376.22	38.03%	30.00%
A-4	46644FAD3	3.227400%	379,976,000.00	379,976,000.00	0.00	1,021,945.45	0.00	0.00	1,021,945.45	379,976,000.00	38.03%	30.00%
A-SB	46644FAE1	3.042000%	70,766,000.00	46,479,915.95	4,018,684.67	117,826.59	0.00	0.00	4,136,511.26	42,461,231.28	38.03%	30.00%
A-S	46644FAH4	3.532300%	78,567,000.00	78,567,000.00	0.00	231,268.51	0.00	0.00	231,268.51	78,567,000.00	29.32%	23.13%
B	46644FAJ0	3.986000%	70,218,000.00	70,218,000.00	0.00	233,240.79	0.00	0.00	233,240.79	70,218,000.00	21.53%	16.98%
C	46644FAK7	4.148160%	54,168,000.00	54,168,000.00	0.00	187,247.94	0.00	0.00	187,247.94	54,168,000.00	15.52%	12.24%
D	46644FAX9	3.648160%	54,005,000.00	54,005,000.00	0.00	164,182.39	0.00	0.00	164,182.39	54,005,000.00	9.53%	7.51%
E	46644FAZ4	3.648160%	27,149,000.00	27,149,000.00	0.00	82,536.58	0.00	0.00	82,536.58	27,149,000.00	6.52%	5.14%
F	46644FBB6	3.648160%	14,639,000.00	14,639,000.00	0.00	40,269.93	0.00	0.00	40,269.93	14,639,000.00	4.89%	3.86%
NR*	46644FBD2	3.648160%	44,091,697.00	44,091,697.00	0.00	0.00	0.00	0.00	0.00	44,091,697.00	0.00%	0.00%
Z	46644FBH3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46644FBF7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,142,791,699.00	905,432,989.17	4,018,684.67	2,408,928.45	0.00	0.00	6,427,613.12	901,414,304.50

Notional Certificates
X-A	46644FAF8	0.963723%	878,521,000.00	641,162,292.17	0.00	514,918.91	0.00	0.00	514,918.91	637,143,607.50
X-B	46644FAG6	0.162160%	70,218,000.00	70,218,000.00	0.00	9,488.78	0.00	0.00	9,488.78	70,218,000.00
X-C	46644FAM3	0.000000%	54,168,000.00	54,168,000.00	0.00	0.00	0.00	0.00	0.00	54,168,000.00
X-D	46644FAP6	0.500000%	54,005,000.00	54,005,000.00	0.00	22,502.08	0.00	0.00	22,502.08	54,005,000.00
X-E	46644FAR2	0.500000%	27,149,000.00	27,149,000.00	0.00	11,312.08	0.00	0.00	11,312.08	27,149,000.00
X-F	46644FAT8	0.500000%	14,639,000.00	14,639,000.00	0.00	6,099.58	0.00	0.00	6,099.58	14,639,000.00
X-NR	46644FAV3	0.500000%	44,091,697.00	44,091,697.00	0.00	18,371.54	0.00	0.00	18,371.54	44,091,697.00
Notional SubTotal			1,142,791,697.00	905,432,989.17	0.00	582,692.97	0.00	0.00	582,692.97	901,414,304.50

Deal Distribution Total					4,018,684.67	2,991,621.42	0.00	0.00	7,010,306.09

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class EC, please refer to the Exchangeable

	Certificate Detail page.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46644FAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46644FAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46644FAC5	907.59584147	0.00000000	2.20273513	0.00000000	0.00000000	0.00000000	0.00000000	2.20273513	907.59584147
A-4	46644FAD3	1,000.00000000	0.00000000	2.68949999	0.00000000	0.00000000	0.00000000	0.00000000	2.68949999	1,000.00000000
A-SB	46644FAE1	656.81140590	56.78835415	1.66501696	0.00000000	0.00000000	0.00000000	0.00000000	58.45337111	600.02305175
A-S	46644FAH4	1,000.00000000	0.00000000	2.94358331	0.00000000	0.00000000	0.00000000	0.00000000	2.94358331	1,000.00000000
B	46644FAJ0	1,000.00000000	0.00000000	3.32166667	0.00000000	0.00000000	0.00000000	0.00000000	3.32166667	1,000.00000000
C	46644FAK7	1,000.00000000	0.00000000	3.45679996	0.00000000	0.00000000	0.00000000	0.00000000	3.45679996	1,000.00000000
D	46644FAX9	1,000.00000000	0.00000000	3.04013314	0.00000000	0.00000000	0.00000000	0.00000000	3.04013314	1,000.00000000
E	46644FAZ4	1,000.00000000	0.00000000	3.04013334	0.00000000	0.00000000	0.00000000	0.00000000	3.04013334	1,000.00000000
F	46644FBB6	1,000.00000000	0.00000000	2.75086618	0.28926703	0.28926703	0.00000000	0.00000000	2.75086618	1,000.00000000
NR	46644FBD2	1,000.00000000	0.00000000	0.00000000	3.04013316	32.03038454	0.00000000	0.00000000	0.00000000	1,000.00000000
Z	46644FBH3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46644FBF7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46644FAF8	729.82010922	0.00000000	0.58612021	0.00000000	0.00000000	0.00000000	0.00000000	0.58612021	725.24573402
X-B	46644FAG6	1,000.00000000	0.00000000	0.13513316	0.00000000	0.00000000	0.00000000	0.00000000	0.13513316	1,000.00000000
X-C	46644FAM3	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46644FAP6	1,000.00000000	0.00000000	0.41666660	0.00000000	0.00000000	0.00000000	0.00000000	0.41666660	1,000.00000000
X-E	46644FAR2	1,000.00000000	0.00000000	0.41666654	0.00000000	0.00000000	0.00000000	0.00000000	0.41666654	1,000.00000000
X-F	46644FAT8	1,000.00000000	0.00000000	0.41666644	0.00000000	0.00000000	0.00000000	0.00000000	0.41666644	1,000.00000000
X-NR	46644FAV3	1,000.00000000	0.00000000	0.41666666	0.00000000	0.00000000	0.00000000	0.00000000	0.41666666	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	12/01/21 - 12/30/21	30	0.00	330,410.27	0.00	330,410.27	0.00	0.00	0.00	330,410.27	0.00
A-4	12/01/21 - 12/30/21	30	0.00	1,021,945.45	0.00	1,021,945.45	0.00	0.00	0.00	1,021,945.45	0.00
A-SB	12/01/21 - 12/30/21	30	0.00	117,826.59	0.00	117,826.59	0.00	0.00	0.00	117,826.59	0.00
X-A	12/01/21 - 12/30/21	30	0.00	514,918.91	0.00	514,918.91	0.00	0.00	0.00	514,918.91	0.00
X-B	12/01/21 - 12/30/21	30	0.00	9,488.78	0.00	9,488.78	0.00	0.00	0.00	9,488.78	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	12/01/21 - 12/30/21	30	0.00	22,502.08	0.00	22,502.08	0.00	0.00	0.00	22,502.08	0.00
X-E	12/01/21 - 12/30/21	30	0.00	11,312.08	0.00	11,312.08	0.00	0.00	0.00	11,312.08	0.00
X-F	12/01/21 - 12/30/21	30	0.00	6,099.58	0.00	6,099.58	0.00	0.00	0.00	6,099.58	0.00
X-NR	12/01/21 - 12/30/21	30	0.00	18,371.54	0.00	18,371.54	0.00	0.00	0.00	18,371.54	0.00
A-S	12/01/21 - 12/30/21	30	0.00	231,268.51	0.00	231,268.51	0.00	0.00	0.00	231,268.51	0.00
B	12/01/21 - 12/30/21	30	0.00	233,240.79	0.00	233,240.79	0.00	0.00	0.00	233,240.79	0.00
C	12/01/21 - 12/30/21	30	0.00	187,247.94	0.00	187,247.94	0.00	0.00	0.00	187,247.94	0.00
D	12/01/21 - 12/30/21	30	0.00	164,182.39	0.00	164,182.39	0.00	0.00	0.00	164,182.39	0.00
E	12/01/21 - 12/30/21	30	0.00	82,536.58	0.00	82,536.58	0.00	0.00	0.00	82,536.58	0.00
F	12/01/21 - 12/30/21	30	0.00	44,504.51	0.00	44,504.51	4,234.58	0.00	0.00	40,269.93	4,234.58
NR	12/01/21 - 12/30/21	30	1,278,229.38	134,044.63	0.00	134,044.63	134,044.63	0.00	0.00	0.00	1,412,274.01
Totals			1,278,229.38	3,129,900.63	0.00	3,129,900.63	138,279.21	0.00	0.00	2,991,621.42	1,416,508.59

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46644FAH4	3.532300%	78,567,000.00	78,567,000.00	0.00	231,268.51	0.00	0.00	231,268.51	78,567,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46644FAJ0	3.986000%	70,218,000.00	70,218,000.00	0.00	233,240.79	0.00	0.00	233,240.79	70,218,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46644FAK7	4.148160%	54,168,000.00	54,168,000.00	0.00	187,247.94	0.00	0.00	187,247.94	54,168,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			202,953,000.03	202,953,000.00	0.00	651,757.24	0.00	0.00	651,757.24	202,953,000.00

Exchangeable Certificate Details
EC	46644FAL5	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Up to the full certificate balance of the Class A-S, Class B and Class C certificates may be exchanged for Class EC certificates, and Class EC certificates may be exchanged for up to the full certificate balance of the Class A-S, Class B and Class C certificates.

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	7,010,306.09
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,246,450.67	Master Servicing Fee	7,347.02
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,752.78
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	389.84
ARD Interest	0.00	Senior Trust Advisor Fee	1,520.37
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,246,450.67	Total Fees	12,220.01

Principal		Expenses/Reimbursements
Scheduled Principal	1,074,127.39	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	84,320.69
Principal Prepayments	2,944,557.28	Special Servicing Fees (Monthly)	25,370.92
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	640.15
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	27,947.45
Total Principal Collected	4,018,684.67	Total Expenses/Reimbursements	138,279.21

		Interest Reserve Deposit	104,330.02

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,991,621.42
Excess Liquidation Proceeds	0.00	Principal Distribution	4,018,684.67
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	7,010,306.09
Total Funds Collected	7,265,135.34	Total Funds Distributed	7,265,135.33

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	905,432,990.09	905,432,990.09	Beginning Certificate Balance	905,432,989.17
(-) Scheduled Principal Collections	1,074,127.39	1,074,127.39	(-) Principal Distributions	4,018,684.67
(-) Unscheduled Principal Collections	2,944,557.28	2,944,557.28	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	901,414,305.42	901,414,305.42	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	906,937,533.11	906,937,533.11	Ending Certificate Balance	901,414,304.50
Ending Actual Collateral Balance	903,104,818.03	903,104,818.03

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.92)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.92)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.15%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	27,194,351.14	3.02%	37	4.2364	NAP	Defeased	5	27,194,351.14	3.02%	37	4.2364	NAP
	9,999,999 or less	34	181,639,809.17	20.15%	37	4.3636	1.696861	1.35 or less	12	208,859,391.54	23.17%	36	4.4240	0.574729
10,000,000 to 19,999,999		5	73,859,704.54	8.19%	38	4.4908	1.643008	1.36 to 1.45	7	40,805,810.30	4.53%	37	4.3667	1.398122
20,000,000 to 24,999,999		5	106,876,317.42	11.86%	36	4.3041	1.269006	1.46 to 1.55	3	33,440,975.55	3.71%	38	4.1446	1.535187
25,000,000 to 49,999,999		8	286,120,879.29	31.74%	36	4.3319	1.426764	1.56 to 1.65	5	112,360,270.98	12.46%	39	4.3181	1.598198
	50,000,000 or greater	2	225,723,243.86	25.04%	38	3.5980	3.653170	1.66 to 1.80	7	133,262,829.96	14.78%	36	4.3014	1.746137
	Totals	59	901,414,305.42	100.00%	37	4.1613	2.039344	1.81 to 2.00	6	68,422,657.31	7.59%	36	4.3641	1.849862
								2.01 or greater	14	277,068,018.64	30.74%	38	3.7467	3.720241
								Totals	59	901,414,305.42	100.00%	37	4.1613	2.039344
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	7	27,194,351.14	3.02%	37	4.2364	NAP	South Carolina	2	1,384,727.09	0.15%	38	4.2500	1.441400
Alabama	2	6,644,019.78	0.74%	37	4.3731	1.861129	Tennessee	5	38,952,356.01	4.32%	35	4.3933	1.087677
Alaska	1	7,380,622.84	0.82%	39	5.2500	(0.959000)	Texas	7	240,680,462.52	26.70%	37	3.6707	3.461346
Arkansas	1	3,891,426.00	0.43%	36	4.2200	1.784700	Virginia	3	18,665,552.90	2.07%	38	4.1367	1.884058
California	13	79,744,376.83	8.85%	38	4.3255	2.339689	Washington	2	11,559,595.39	1.28%	38	4.4348	1.154868
Connecticut	3	8,658,877.60	0.96%	38	4.1424	2.310715	West Virginia	1	8,250,598.31	0.92%	38	4.3900	1.365200
Florida	5	16,224,586.68	1.80%	35	4.4182	1.754899	Wisconsin	5	31,181,297.43	3.46%	37	4.3581	1.360024
Georgia	4	21,223,749.28	2.35%	38	4.2341	1.848649	Totals	113	901,414,305.42	100.00%	37	4.1613	2.039344
Idaho	1	3,189,966.27	0.35%	37	4.3500	2.086300
									Property Type³
Illinois	4	20,983,826.61	2.33%	36	4.2081	1.443795
Indiana	5	25,901,463.11	2.87%	37	4.4291	1.685114		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kansas	1	876,978.64	0.10%	37	4.2500	1.582700		Properties	Balance	Agg. Bal.			DSCR¹
Kentucky	3	12,765,916.00	1.42%	36	4.2200	1.755200	Defeased	7	27,194,351.14	3.02%	37	4.2364	NAP
Louisiana	3	2,850,000.00	0.32%	37	3.9704	2.534900	Industrial	3	12,734,680.90	1.41%	38	4.2319	1.861906
Maryland	1	75,723,243.86	8.40%	39	4.1744	1.600900	Lodging	12	120,954,712.33	13.42%	35	4.5149	1.138708
Massachusetts	2	22,938,539.82	2.54%	36	4.3083	0.632875	Mixed Use	3	33,133,754.06	3.68%	38	4.4323	1.307027
Michigan	2	1,857,349.88	0.21%	37	4.2500	1.496508	Mobile Home Park	1	2,119,334.78	0.24%	38	4.7000	2.024300
Minnesota	2	10,925,791.65	1.21%	35	4.4258	1.733974	Multi-Family	9	152,400,754.97	16.91%	37	4.3160	1.043936
Mississippi	3	67,879,168.01	7.53%	38	4.4257	0.150525	Office	3	51,478,260.24	5.71%	36	4.3410	1.828969
Missouri	5	20,573,658.97	2.28%	36	4.2514	1.817279	Retail	65	467,209,468.92	51.83%	38	3.9608	2.659322
New Jersey	1	6,197,983.66	0.69%	39	4.1100	1.469600	Self Storage	10	34,188,990.14	3.79%	38	4.3088	2.728358
New York	11	68,259,499.80	7.57%	37	4.4809	1.829661	Totals	113	901,414,305.42	100.00%	37	4.1613	2.039344
North Carolina	3	18,273,546.32	2.03%	36	4.3740	2.305785
Pennsylvania	4	8,237,959.84	0.91%	38	4.3967	2.135677
Rhode Island	1	12,342,815.24	1.37%	34	4.5270	1.738200

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	27,194,351.14	3.02%	37	4.2364	NAP	Defeased	5	27,194,351.14	3.02%	37	4.2364	NAP
	4.40000% or less	40	665,389,161.83	73.82%	37	4.0186	2.277040	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	9	167,897,838.48	18.63%	36	4.5162	1.364986	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	2	8,300,182.15	0.92%	38	4.6970	1.652936	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	1	8,531,247.78	0.95%	36	4.9400	2.459700	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	2	24,101,524.04	2.67%	39	5.0835	0.789507	49 months or greater	54	874,219,954.28	96.98%	37	4.1590	2.056723
	Totals	59	901,414,305.42	100.00%	37	4.1613	2.039344	Totals	59	901,414,305.42	100.00%	37	4.1613	2.039344
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	27,194,351.14	3.02%	37	4.2364	NAP	Defeased	5	27,194,351.14	3.02%	37	4.2364	NAP
	60 months or less	54	874,219,954.28	96.98%	37	4.1590	2.056723	Interest Only	6	291,284,818.00	32.31%	37	3.7586	3.347624
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	7	46,392,108.74	5.15%	38	4.6728	1.215080
	Totals	59	901,414,305.42	100.00%	37	4.1613	2.039344	241 months to 299 months	41	536,543,027.54	59.52%	37	4.3319	1.428676
								300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	59	901,414,305.42	100.00%	37	4.1613	2.039344
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	27,194,351.14	3.02%	37	4.2364	NAP	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	45	686,552,946.38	76.16%	37	4.1237	2.228860	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	6	155,644,311.36	17.27%	38	4.2476	1.550921
	25 months or greater	3	32,022,696.54	3.55%	36	4.4854	0.824620
	Totals	59	901,414,305.42	100.00%	37	4.1613	2.039344
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	303610001	RT	Houston	TX	Actual/360	3.307%	427,152.42	0.00	0.00	N/A	03/01/25	--	150,000,000.00	150,000,000.00	01/01/22
2	303610002	RT	Waldorf	MD	Actual/360	4.174%	272,580.93	107,686.11	0.00	N/A	04/01/25	--	75,830,929.97	75,723,243.86	07/01/21
5	303610005	MF	Starkville	MS	Actual/360	4.370%	162,177.80	67,357.78	0.00	N/A	03/01/25	--	43,097,370.66	43,030,012.88	12/01/21
6	303610006	OF	New York	NY	Actual/360	4.382%	169,795.14	0.00	0.00	N/A	01/01/25	--	45,000,000.00	45,000,000.00	01/01/22
7	303610007	LO	Various	Various	Actual/360	4.527%	149,935.32	64,004.30	0.00	N/A	11/01/24	--	38,462,212.35	38,398,208.05	01/01/22
8	883100342	MF	Nacogdoches	TX	Actual/360	4.216%	133,461.72	52,597.37	0.00	N/A	01/06/25	--	36,761,811.72	36,709,214.35	01/06/22
9	303610009	RT	Various	Various	Actual/360	4.220%	124,596.06	0.00	0.00	01/01/25	01/01/30	--	34,287,252.00	34,287,252.00	01/01/22
10	303610010	RT	Various	Various	Actual/360	4.220%	120,817.96	0.00	0.00	01/01/25	01/01/30	--	33,247,566.00	33,247,566.00	01/01/22
11	883100372	RT	Redding	CA	Actual/360	4.193%	107,509.23	48,112.64	0.00	N/A	03/06/25	--	29,775,681.63	29,727,568.99	01/06/22
12	695100449	RT	Various	Various	Actual/360	4.509%	100,031.47	41,990.19	0.00	N/A	03/06/25	--	25,763,047.21	25,721,057.02	04/06/21
13	303610013	MU	Jackson	MS	Actual/360	4.575%	84,284.67	39,669.54	0.00	N/A	03/01/25	--	21,394,309.86	21,354,640.32	01/01/22
14	303610014	LO	Chattanooga	TN	Actual/360	4.527%	85,850.35	36,647.75	0.00	N/A	11/01/24	--	22,022,791.76	21,986,144.01	01/01/22
16	883100368	Various Various		CA	Actual/360	4.503%	75,140.95	36,369.04	0.00	N/A	03/06/25	--	19,378,294.09	19,341,925.05	01/06/22
17	303610017	MF	Bryan	TX	Actual/360	3.993%	72,527.78	31,222.29	0.00	N/A	03/01/25	--	21,093,366.81	21,062,144.52	01/01/22
18	623100159	MF	Houston	TX	Actual/360	4.450%	80,287.98	28,893.06	0.00	N/A	11/06/24	--	20,952,281.63	20,923,388.57	01/06/22
19	883100354	Various Various		Various	Actual/360	3.970%	73,678.49	0.00	0.00	N/A	02/06/25	--	21,550,000.00	21,550,000.00	01/06/22
20	623100197	RT	Various	Various	Actual/360	5.010%	72,324.59	43,539.63	0.00	N/A	04/06/25	--	16,764,440.83	16,720,901.20	01/06/22
22	883100329	LO	Billerica	MA	Actual/360	4.323%	56,264.12	24,248.05	0.00	N/A	12/06/24	--	15,114,267.45	15,090,019.40	01/06/22
23	695100452	Various Various		VA	Actual/360	4.263%	44,079.00	20,464.86	0.00	N/A	03/06/25	--	12,007,626.50	11,987,161.64	01/06/22
24	303610024	LO	Duluth	GA	Actual/360	4.150%	38,419.81	31,280.25	0.00	N/A	03/01/25	--	10,750,977.50	10,719,697.25	01/01/22
25	695100447	RT	La Puente	CA	Actual/360	4.394%	37,901.47	19,144.88	0.00	N/A	03/06/25	--	10,016,979.06	9,997,834.18	01/06/22
26	883100357	LO	Indianapolis	IN	Actual/360	4.470%	36,839.33	18,195.24	0.00	N/A	02/06/25	--	9,570,728.09	9,552,532.85	01/06/22
28	695100448	MF	Charlotte	NC	Actual/360	4.317%	34,103.13	15,483.89	0.00	N/A	03/06/25	--	9,173,878.25	9,158,394.36	01/06/22
29	623100175	MF	Houston	TX	Actual/360	4.940%	36,355.19	15,094.81	0.00	N/A	01/06/25	--	8,546,342.59	8,531,247.78	01/06/22
30	303610030	LO	Juneau	AK	Actual/360	5.250%	33,504.50	30,510.70	0.00	N/A	04/05/25	--	7,411,133.54	7,380,622.84	12/05/21
31	303610031	RT	Foxborough	MA	Actual/360	4.280%	28,978.57	14,219.98	0.00	N/A	04/05/25	--	7,862,740.40	7,848,520.42	01/05/22
32	883100346	LO	Indianapolis	IN	Actual/360	4.570%	30,246.83	14,452.81	0.00	N/A	01/06/25	--	7,686,072.85	7,671,620.04	01/06/22
33	695100453	RT	Dunbar	WV	Actual/360	4.390%	31,232.20	11,282.28	0.00	N/A	03/06/25	--	8,261,880.59	8,250,598.31	01/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
34	303610034	SS	Various	Various	Actual/360	4.250%	27,649.45	12,015.66	0.00	N/A	01/05/25	--	7,555,067.82	7,543,052.16	01/05/22
35	303610035	MU	Hicksville	NY	Actual/360	4.100%	24,651.19	14,004.68	0.00	N/A	03/01/25	--	6,982,240.17	6,968,235.49	01/01/22
36	303610036	RT	Champaign	IL	Actual/360	4.157%	24,625.31	11,133.23	0.00	N/A	04/01/25	--	6,879,271.32	6,868,138.09	01/01/22
37	883100373	RT	Round Lake Beach	IL	Actual/360	4.312%	26,734.40	0.00	0.00	N/A	03/06/25	--	7,200,000.00	7,200,000.00	01/06/22
38	303610038	IN	Eatontown	NJ	Actual/360	4.110%	21,979.47	12,368.81	0.00	N/A	04/01/25	--	6,210,352.47	6,197,983.66	01/01/22
39	883100365	LO	Elk Grove	CA	Actual/360	4.696%	25,039.46	11,248.36	0.00	N/A	03/06/25	--	6,192,095.73	6,180,847.37	01/06/22
40	303610040	SS	Lorton	VA	Actual/360	3.910%	22,519.66	10,064.99	0.00	N/A	03/01/25	--	6,688,456.25	6,678,391.26	01/01/22
41	883100355	MF	Jacksonville	FL	Actual/360	4.050%	22,038.53	9,301.20	0.00	N/A	02/06/25	--	6,319,290.43	6,309,989.23	01/06/22
42	695100446	RT	Bothell	WA	Actual/360	4.350%	20,254.85	10,410.36	0.00	N/A	03/06/25	--	5,407,302.14	5,396,891.78	01/06/22
43	883100360	SS	Various	GA	Actual/360	4.250%	20,542.67	8,973.72	0.00	N/A	03/06/25	--	5,613,176.50	5,604,202.78	01/06/22
44	883100367	RT	Brooklyn	NY	Actual/360	4.353%	21,491.72	7,889.60	0.00	N/A	03/06/25	--	5,733,546.01	5,725,656.41	01/06/22
45	303610045	RT	Chicago	IL	Actual/360	4.100%	19,495.53	8,046.78	0.00	02/01/25	10/01/35	--	5,521,945.25	5,513,898.47	12/01/21
46	883100356	RT	Suwanee	GA	Actual/360	4.400%	18,600.76	9,441.85	0.00	N/A	02/06/25	--	4,909,291.32	4,899,849.47	01/06/22
47	623100186	MU	Norwalk	CT	Actual/360	4.280%	17,765.36	9,388.02	0.00	N/A	03/06/25	--	4,820,265.78	4,810,877.76	01/06/22
49	883100371	OF	San Clemente	CA	Actual/360	4.082%	17,735.55	7,336.50	0.00	N/A	03/06/25	--	5,045,596.74	5,038,260.24	01/06/22
50	303610050	LO	North Kansas City	MO	Actual/360	4.400%	15,104.16	11,414.12	0.00	N/A	01/01/25	--	3,986,434.48	3,975,020.36	01/01/22
51	883100366	RT	Murrieta	CA	Actual/360	4.370%	16,238.63	7,213.92	0.00	N/A	03/06/25	--	4,315,278.63	4,308,064.71	01/06/22
52	623100187	IN	Norwalk	CT	Actual/360	4.280%	14,535.29	7,681.11	0.00	N/A	03/06/25	--	3,943,853.97	3,936,172.86	01/06/22
53	303610053	RT	Various	Various	Actual/360	4.250%	13,289.98	10,519.41	0.00	N/A	02/01/25	--	3,631,418.98	3,620,899.57	01/01/22
54	303610054	MF	Spartanburg	SC	Actual/360	4.300%	13,650.99	7,207.84	0.00	N/A	02/01/25	--	3,686,688.32	3,679,480.48	01/01/22
55	303610055	IN	Mendota Heights	MN	Actual/360	4.230%	13,587.13	6,841.16	0.00	N/A	03/01/25	--	3,730,167.16	3,723,326.00	01/01/22
56	303610056	RT	Pascagoula	MS	Actual/360	4.200%	12,663.66	6,958.15	0.00	N/A	02/01/25	--	3,501,472.69	3,494,514.54	01/01/22
57	883100364	RT	Independence	MO	Actual/360	4.200%	12,655.51	6,905.18	0.00	N/A	03/06/25	--	3,499,219.41	3,492,314.23	01/06/22
58	303610058	RT	Dallas	TX	Actual/360	3.850%	11,476.64	7,275.69	0.00	N/A	02/05/25	--	3,461,742.99	3,454,467.30	01/05/22
59	303610059	SS	Menifee	CA	Actual/360	4.150%	7,858.28	11,099.75	0.00	N/A	02/01/25	--	2,198,973.87	2,187,874.12	01/01/22
60	303610060	SS	Coeur dAlene	ID	Actual/360	4.350%	11,972.30	6,197.83	0.00	N/A	02/01/25	--	3,196,164.10	3,189,966.27	01/01/22
61	623100191	RT	Bakersfield	CA	Actual/360	4.850%	12,330.30	2,952,382.92	0.00	N/A	04/06/22	--	2,952,382.92	0.00	01/06/22
62	883100370	MF	Manlius	NY	Actual/360	4.500%	11,443.43	4,821.17	0.00	N/A	03/06/25	--	2,953,143.74	2,948,322.57	01/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
64	303610064	RT	Various	Various	Actual/360	4.250%	9,507.10	7,525.15	0.00	N/A	02/01/25	--	2,597,765.58	2,590,240.43	01/01/22
65	623100177	MH	Huntsville	AL	Actual/360	4.700%	8,593.02	3,854.29	0.00	N/A	03/06/25	--	2,123,189.07	2,119,334.78	01/06/22
66	303610066	RT	Various	SC	Actual/360	4.250%	5,082.33	3,991.78	0.00	N/A	03/01/25	--	1,388,718.87	1,384,727.09	01/01/22
67	303610067	RT	Chicago	IL	Actual/360	4.350%	5,261.00	2,703.99	0.00	N/A	03/01/22	--	1,404,494.04	1,401,790.05	01/01/20
Totals							3,246,450.67	4,018,684.67	0.00				905,432,990.09	901,414,305.42
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	115,411,885.70	86,595,660.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,636,120.00	1,416,676.00	01/01/20	03/31/20	10/12/21	0.00	0.00	379,692.41	2,279,657.21	0.00	0.00
5	3,002,429.87	(439,780.08)	01/01/21	09/30/21	--	0.00	0.00	229,071.68	229,071.68	0.00	0.00
6	13,227,969.00	6,772,958.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,885,762.00	5,179,312.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,235,047.47	2,262,182.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	6,213.57	0.00
9	2,609,161.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,569,343.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,320,123.55	3,848,018.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,579,083.00	0.00	--	--	10/13/21	20,871,810.20	693,953.86	60,665.68	670,812.51	912,894.06	0.00
13	2,779,578.73	1,067,218.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	(681,462.00)	1,203,180.89	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,479,538.68	2,980,340.78	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,733,984.68	1,490,189.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	12,310.21	0.00
18	1,277,705.03	975,828.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,035,321.35	1,730,250.76	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,305,805.87	1,149,578.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	15,023.00	189,719.19	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,268,109.00	982,487.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,174,251.96	1,568,061.01	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	902,276.45	534,729.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	577,735.53	1,401,734.54	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,620,897.18	1,289,305.02	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,456,517.04	1,189,695.02	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	30,306.65	0.00
30	1,151,646.97	(127,013.00)	01/01/20	03/31/20	--	0.00	106,832.27	376,156.20	376,156.20	0.00	0.00
31	839,636.92	688,041.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	559,771.39	875,132.77	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	810,300.54	397,380.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,395,056.00	981,359.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	570,797.14	415,067.26	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	737,446.08	553,124.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	761,213.56	514,909.99	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	380,343.99	772,317.45	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	682,531.67	694,618.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	566,722.94	410,291.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,046,542.52	1,087,573.94	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	470,450.00	352,837.00	01/01/21	09/30/21	--	0.00	0.00	27,482.87	27,482.87	0.00	0.00
46	359,610.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	471,778.09	547,189.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	506,759.49	280,527.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	453,823.89	516,735.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	382,446.85	355,308.70	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	488,728.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	450,565.34	349,663.04	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	341,135.66	273,222.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	420,511.59	375,877.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	445,279.00	337,212.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	450,560.80	482,531.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	471,541.49	347,553.44	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	384,283.00	374,597.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	332,687.00	187,694.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
64	286,172.35	149,113.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	253,444.00	232,663.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	180,691.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	(87,677.00)	0.00	--	--	12/13/21	1,142,997.52	8,446.15	3,676.10	174,405.28	0.00	0.00
Totals	190,987,008.51	135,812,873.88				22,014,807.72	809,232.28	1,076,744.94	3,757,585.75	961,724.49	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
61	623100191	2,944,557.28	Payoff Prior to Maturity	0.00	0.00
Totals		2,944,557.28		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/22	0	0.00	0	0.00	3	102,846,090.93	0	0.00	1	25,721,057.02	0	0.00	0	0.00	1	2,944,557.28	4.161329%	4.117119%	37
12/17/21	0	0.00	0	0.00	3	102,998,471.22	0	0.00	1	25,763,047.21	0	0.00	0	0.00	0	0.00	4.163833%	4.119721%	38
11/18/21	0	0.00	0	0.00	3	103,162,457.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.164110%	4.119987%	39
10/18/21	0	0.00	1	76,053,889.89	2	27,259,789.07	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.164934%	4.120819%	40
09/17/21	1	76,169,192.24	0	0.00	2	27,307,355.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.164639%	4.120496%	41
08/17/21	0	0.00	0	0.00	3	103,626,618.69	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.164894%	4.118672%	42
07/16/21	0	0.00	2	33,538,619.62	2	77,799,189.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.165147%	4.118910%	43
06/17/21	1	26,021,197.81	0	0.00	3	85,508,638.29	0	0.00	0	0.00	1	7,592,466.98	0	0.00	0	0.00	4.165416%	4.119162%	44
05/17/21	0	0.00	0	0.00	3	85,645,749.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.165666%	4.119397%	45
04/16/21	0	0.00	1	76,713,488.66	2	9,078,998.85	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.165931%	4.119646%	46
03/17/21	2	99,174,839.07	0	0.00	3	35,257,354.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.166178%	4.119878%	47
02/18/21	0	0.00	0	0.00	4	112,291,205.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.166473%	4.120155%	48
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	303610002	07/01/21	5	6	379,692.41	2,279,657.21	49,987.59	76,380,989.96	07/09/20	98
5	303610005	12/01/21	0	A	229,071.68	229,071.68	0.00	43,097,370.66
12	695100449	04/06/21	8	6	60,665.68	670,812.51	913,719.06	26,105,955.66	03/09/20	7			08/26/21
30	303610030	12/05/21	0	B	376,156.20	376,156.20	0.00	7,888,739.21
45	303610045	12/01/21	0	B	27,482.87	27,482.87	0.00	5,521,945.25
67	303610067	01/01/20	23	6	3,676.10	174,405.28	88,336.65	1,466,137.14	11/20/18	13
Totals					1,076,744.94	3,757,585.75	1,052,043.30	160,461,137.88
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		1,401,790	0	1,401,790		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		205,827,915	205,827,915	0		0
37 - 48 Months		621,135,884	519,691,583	75,723,244		25,721,057
49 - 60 Months		0	0	0		0
> 60 Months		73,048,716	73,048,716	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-22	901,414,305	798,568,214	0	0	77,125,034	25,721,057
Dec-21	905,432,990	802,434,519	0	0	77,235,424	25,763,047
Nov-21	906,577,250	803,414,792	0	0	103,162,458	0
Oct-21	908,116,420	804,802,741	0	76,053,890	27,259,789	0
Sep-21	908,777,120	805,300,572	76,169,192	0	27,307,356	0
Aug-21	909,834,634	806,208,015	0	0	103,626,619	0
Jul-21	910,888,171	799,550,362	0	33,538,620	77,799,189	0
Jun-21	912,012,577	800,482,741	26,021,198	0	85,508,638	0
May-21	913,057,924	827,412,175	0	0	85,645,749	0
Apr-21	914,170,494	828,378,007	0	76,713,489	9,078,999	0
Mar-21	915,207,713	780,775,519	99,174,839	0	35,257,355	0
Feb-21	916,467,146	804,175,941	0	0	112,291,205	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	303610002	75,723,243.86	76,380,989.96	90,200,000.00	09/05/21	1,317,672.00	1.60090	03/31/20	04/01/25	278
12	695100449	25,721,057.02	26,105,955.66	12,400,000.00	03/10/21	3,037,446.00	0.91270	12/31/19	03/06/25	278
67	303610067	1,401,790.05	1,466,137.14	630,000.00	11/23/20	(87,677.00)	(0.91730)	12/31/19	03/01/22	277
Totals		102,846,090.93	103,953,082.76	103,230,000.00		4,267,441.00

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	303610002	RT	MD	07/09/20	98

The loan transferred to the Special Servicer in July 2020. Property cash flows suffered due to COVID19 impacts, and Borrower has not been able to catch up on loan payments. The loan remains in default and Lender will dual track foreclosure with worko ut alternatives.

12	695100449	RT	Various	03/09/20	7
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

67	303610067	RT	IL	11/20/18	13

Loan originally transferred SS on 11/20/18 for Imminent Default as a result of a Single Tenant BK. In October 2018, the sole tenant at the Property, Mattress Firm, filed Chapter 11 Bankruptcy. Subsequently, Mattress firm vacated the Property in

Decem ber 2018. Subject is a 4,044 SF retail storefront located in Chicago, IL. The collateral represents the ground floor retail portion of a three-story mixed-use building originally developed in 1921. The Borrower's principals have advised that they wil l no longer come out of pocket to fund the shortfalls. The Loan is now in payment default, due for the 12/1/19 payment. As of June 2020, the Property was 100% vacant with YE'19 NOI of -$88K. Lender has retained legal counsel and is proceeding with th e foreclosure action while continuing workout discussions with the Borrower. A receiver is in place and SS is cooperating with the receiver as it pertains to property needs while foreclosure proceedings are advanced.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
14	303610014	22,614,634.48	4.52700%	22,614,634.48 4.52700%		10	08/04/20	06/01/20	09/11/20
26	883100357	9,827,636.34	4.47000%	9,827,636.34 4.47000%			08/05/20	07/06/20	11/12/20
30	303610030	0.00	5.25000%	0.00	5.25000%	8	05/21/21	05/05/20	--
39	883100365	6,351,260.76	4.69600%	6,351,260.76 4.69600%			08/28/20	10/06/20	11/12/20
Totals		38,793,531.58		38,793,531.58
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	16,324.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	5,546.21	0.00	0.00	80,051.51	0.00	0.00	0.00	0.00	27,947.45	0.00
30	0.00	0.00	0.00	0.00	640.15	0.00	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	3,500.00	0.00	0.00	4,269.18	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	25,370.92	0.00	640.15	84,320.69	0.00	0.00	0.00	0.00	27,947.45	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		138,279.21

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30